STOCK COMPENSATION EXPENSE	6 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
5. STOCK COMPENSATION EXPENSE

During the six month period ending June 30, 2014, no stock options, free share awards or warrants were granted by the Company.

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands except per share data)	2013	2014	2013	2014

Net income (loss)	$(32,854)	$(21,073)	$(41,683)	$(47,711)

Net income (loss) per share
Basic	$(1.29)	$(0.55)	$(1.64)	$(1.43)
Diluted	$(1.29)	$(0.55)	$(1.64)	$(1.43)

Number of shares used for computing (weighted average)
Basic	25,421	38,438	25,418	33,403
Diluted	25,421	38,438	25,418	33,403

Stock-based compensation (ASC 718)

Cost of products and services sold	5	10	10	20
Research and development	180	136	372	394
Selling, general and administrative	280	156	579	568
Total	465	301	961	982

Net income (loss) before stock-based compensation	(32,389)	(20,772)	(40,722)	(46,729)

Net income (loss) before stock-based compensation per share
Basic	$(1.27)	$(0.54)	$(1.60)	$(1.40)
Diluted	$(1.27)	$(0.54)	$(1.60)	$(1.40)